NET REVENUES - Revenues disaggregated by geographic location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NET REVENUES
Net revenues	¥ 1,202,670	$ 174,371	¥ 720,768	¥ 415,514
Mainland China
NET REVENUES
Net revenues	697,294		269,634	185,516
North America
NET REVENUES
Net revenues	358,549		352,981	201,194
Europe
NET REVENUES
Net revenues	86,153		67,912	16,589
Other regions
NET REVENUES
Net revenues	¥ 60,674		¥ 30,241	¥ 12,215